[CLIFFORD CHANCE LETTERHEAD]




January 27, 2009

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549



RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND"; FILE NOS. 333-135105 AND 811-21910)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 41 to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with a change in the benchmark index of one series of the Fund.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz